UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Ordinary Shares Class A ordinary share	Ordinary Shares Class B ordinary share	Additional Paid in Capital	Statutory Reserves	Retained Earnings	Accumulated Other Comprehensive Income	Parent	Non-controlling Interest	Class A ordinary share	Class B ordinary share	Total
Balance (in Shares) at Mar. 31, 2024	14,629,000	5,856,000
Balance at Mar. 31, 2024	$ 1,463	$ 586	$ 3,175,965	$ 645,538	$ 7,730,437	$ (811,556)	$ 10,742,433	$ 6,365,433			$ 17,107,866
Issuance of Class A Ordinary Share (in Shares)	1,250,000
Issuance of Class A Ordinary Share	$ 125		3,823,678				3,823,803				3,823,803
Refund of capital contribution - capital reduction								(179,185)			(179,185)
Issuance of Class A Ordinary Share for services			2,078,200				2,078,200				2,078,200
Net income (loss) for the period					(3,159,118)		(3,159,118)	155,986			(3,003,132)
Appropriation to statutory reserve				1,928	(1,928)
Foreign currency translation gain						305,987	305,987	215,115			521,102
Balance (in Shares) at Sep. 30, 2024	15,879,000	5,856,000
Balance at Sep. 30, 2024	$ 1,588	$ 586	9,077,843	647,466	4,569,391	(505,569)	13,791,305	6,557,349			20,348,654
Balance (in Shares) at Mar. 31, 2025	17,842,759	5,856,000							17,842,778	5,856,000
Balance at Mar. 31, 2025	$ 1,784	$ 586	13,754,806	646,794	(3,069,137)	(864,735)	10,470,098	6,087,019			16,557,117
Capital contribution								12,325			12,325
Issuance of Class A Ordinary Share for convertible note (in Shares)	2,326,404
Issuance of Class A Ordinary Share for convertible note	$ 233		2,046,920				2,047,153				2,047,153
Issuance of Class A Ordinary Share for management and employees (in Shares)	469,000
Issuance of Class A Ordinary Share for management and employees	$ 47		1,001,115				1,001,162				1,001,162
Issuance of Class A Ordinary Share for services	$ 320		4,259,680				4,260,000				4,260,000
Issuance of Class A Ordinary Share for services (in Shares)	3,200,000
Net income (loss) for the period					(7,301,142)		(7,301,142)	(283,326)			(7,584,468)
Appropriation to statutory reserve				456	(456)
Foreign currency translation gain						177,405	177,405	115,014			292,419
Balance (in Shares) at Sep. 30, 2025	23,838,163	5,856,000							23,838,163	5,856,000
Balance at Sep. 30, 2025	$ 2,384	$ 586	$ 21,062,521	$ 647,250	$ (10,370,735)	$ (687,330)	$ 10,654,676	$ 5,931,032			$ 16,585,708